Class A Common Stock Subject to Possible Redemption	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Class A Common Stock Subject To Possible Redemption [Abstract]
Class A Common Stock Subject to Possible Redemption

NOTE 8 — CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION

Prior to the consummation of the Business Combination, the Company’s Class A common stock feature certain redemption rights that were considered to be outside of the Company’s control and subject to the occurrence of future events. At December 31, 2020, there were 11,500,000 shares of Class A common stock outstanding subject to possible redemption. The carrying value of potentially redeemable Class A common stock reported in temporary equity of the balance sheet at December 31, 2020 is comprised as follows:

Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000

Note 7 — Class A Common Stock Subject to Possible Redemption

Prior to the consummation of the Business Combination, the Company’s Class A common stock featured certain redemption rights that were considered to be outside of the Company’s control and subject to the occurrence of future events. At September 30, 2021 and December 31, 2020, there were 11,500,000 shares of Class A common stock outstanding subject to possible redemption. The carrying value of potentially redeemable Class A common stock reported in temporary equity of the condensed consolidated balance sheets at September 30, 2021 and December 31, 2020 is comprised as follows:

Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000